Solar Energy Systems Held for Development and Sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Solar Energy Systems Held For Development and Sale [Abstract]
Under development	$ 193.5	$ 68.8
Systems held for sale	179.5	168.7
Total solar energy systems held for development and sale	$ 373.0	$ 237.5